SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Recently Issued Accounting Pronouncements (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares ¥ / $	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares	Dec. 31, 2016 CNY (¥) ¥ / shares	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥) ¥ / $	Jan. 01, 2018 CNY (¥)	Dec. 31, 2015 CNY (¥)
Revenues:
Total revenues	$ 1,464	¥ 10,063	¥ 8,229	¥ 6,689
Net revenues	1,464	10,063	8,229	6,573
Operating costs and expenses:
Hotel operating costs	942	6,476	5,675	4,934
Selling and marketing expenses	50	348	285	209
Total operating costs and expenses	1,155	7,945	6,874	5,715
Income from operations	341	2,344	1,426	841
Income before income taxes	203	1,393	1,597	1,047
Income tax expense	83	569	357	279
Net income	106	727	1,228	774
Net income attributable to Huazhu Group Limited	$ 104	¥ 716	¥ 1,228	¥ 782
Earnings per share:
Basic (in RMB and dollars per share) | (per share)	$ 0.37	¥ 2.54	¥ 4.40	¥ 2.84
Diluted (in RMB and dollars per share) | (per share)	$ 0.36	¥ 2.49	¥ 4.21	¥ 2.76
Deferred tax assets	$ 73		¥ 406			¥ 505
Total assets	3,490		17,508			23,993
Deferred revenue	146		943			1,005
Accrued expenses and other current liabilities	233		1,249			1,607
Deferred revenue	67		398			458
Total liabilities	2,571		11,274			17,674
Total equity	919		6,234	¥ 5,184		6,319		¥ 3,441
Total liabilities and equity	3,490		17,508			23,993
Retained earnings (Accumulated deficit)	380		2,513			2,610
Accumulated other comprehensive income (loss)	(6)		168			(42)
Restricted cash	$ 91		481			¥ 622
Translation into United States Dollars
Foreign exchange rate used to translate amounts denominated in RMB to US dollar | ¥ / $	6.8755					6.8755
ASU 2014-09 | As Reported
Revenues:
Total revenues			8,170	6,655
Net revenues			8,170	6,539
Operating costs and expenses:
Hotel operating costs			5,674	4,932
Selling and marketing expenses			215	146
Total operating costs and expenses			6,803	5,650
Income from operations			1,438	872
Income before income taxes			1,609	1,078
Income tax expense			360	287
Net income			1,237	797
Net income attributable to Huazhu Group Limited			¥ 1,237	¥ 805
Earnings per share:
Basic (in RMB and dollars per share) | ¥ / shares			¥ 4.43	¥ 2.92
Diluted (in RMB and dollars per share) | ¥ / shares			¥ 4.24	¥ 2.84
Deferred tax assets			¥ 326
Total assets			17,428
Deferred revenue			832
Accrued expenses and other current liabilities			1,265
Deferred revenue			172
Total liabilities			10,953
Total equity			6,475
Total liabilities and equity			17,428
Retained earnings (Accumulated deficit)			2,754
ASU 2014-09 | Effect of the Adoption of New Revenue Standards
Revenues:
Total revenues			59	¥ 34
Net revenues			59	34
Operating costs and expenses:
Hotel operating costs			1	2
Selling and marketing expenses			70	63
Total operating costs and expenses			71	65
Income from operations			(12)	(31)
Income before income taxes			(12)	(31)
Income tax expense			(3)	(8)
Net income			(9)	(23)
Net income attributable to Huazhu Group Limited			(9)	(23)
Earnings per share:
Deferred tax assets			80
Total assets			80
Deferred revenue			111
Accrued expenses and other current liabilities			(16)
Deferred revenue			226
Total liabilities			321
Total equity			(241)
Total liabilities and equity			80
Retained earnings (Accumulated deficit)			(241)
ASU 2016-01 | Adjustment
Earnings per share:
Retained earnings (Accumulated deficit)							¥ 41
Accumulated other comprehensive income (loss)							¥ (41)
ASU 2016-18
Earnings per share:
Restricted cash			481	1				¥ 361
ASU 2016-02 | Forecast
Earnings per share:
Net to right-to-use lease assets					¥ 1,000
Minimum | ASU 2016-02 | Forecast
Earnings per share:
Right-to-use assets					19,000
Lease liabilities					20,000
Maximum | ASU 2016-02 | Forecast
Earnings per share:
Right-to-use assets					22,000
Lease liabilities					¥ 23,000
Leased and owned hotels
Revenues:
Total revenues	$ 1,087	¥ 7,470	6,338	5,239
Leased and owned hotels | ASU 2014-09 | As Reported
Revenues:
Total revenues			6,343	5,212
Leased and owned hotels | ASU 2014-09 | Effect of the Adoption of New Revenue Standards
Revenues:
Total revenues			(5)	27
Manachised and franchised hotels
Revenues:
Total revenues	$ 368	¥ 2,527	1,851	1,419
Manachised and franchised hotels | ASU 2014-09 | As Reported
Revenues:
Total revenues			1,787	1,412
Manachised and franchised hotels | ASU 2014-09 | Effect of the Adoption of New Revenue Standards
Revenues:
Total revenues			¥ 64	¥ 7